CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (33,488)	$ (4,830)	¥ (118,732)	¥ (27,886)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	38,526	5,557	(9,479)	(39,380)
Comprehensive (loss) income	5,038	727	(128,211)	(67,266)
Less: Comprehensive income (loss) attributable to non-controlling interests	(3,822)	(551)	(5,270)	310
Comprehensive (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 8,860	$ 1,278	¥ (122,941)	¥ (67,576)